Schroder Global Value Fund (Summary Supplement): | Schroder Global Value Fund
Schroder Global Value Fund

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Performance Information

In the Prospectus Summary Information section of the Schroder Global Value Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schroder Global Value Fund-Institutional Class Schroder Global Value Fund
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Institutional Shares (whether or not shares are redeemed)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Schroder Global Value Fund-Institutional Class Schroder Global Value Fund	72	316

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Schroder Global Value Fund-Institutional Class Schroder Global Value Fund	72	316

Performance Information
The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.